THE ADVISORS’ INNER CIRCLE FUND

Westwood Income Opportunity Fund

(the “Income Opportunity Fund”)

Westwood Quality SMidCap Fund

(the “Quality SMidCap Fund” and, together with the Income Opportunity Fund, the “Funds”)

Supplement dated April 22, 2021 to:

•	The A Class Shares Statutory Prospectus for the Income Opportunity Fund dated March 1, 2021 (the “A Class Prospectus”);
•	The C Class Shares Statutory Prospectus for the Income Opportunity Fund dated March 1, 2021 (the “C Class Prospectus”);
•	The Institutional Shares Statutory Prospectus for the Funds dated March 1, 2021 (the “Institutional Prospectus”);
•	The Ultra Shares Statutory Prospectus for the Quality SMidCap Fund dated March 1, 2021 (the “Ultra Shares Prospectus” and, together with the A Class Prospectus, C Class Prospectus and Institutional Prospectus, the “Statutory Prospectuses”); and
•	The following Summary Prospectuses for the Funds (together with the Statutory Prospectuses, the “Prospectuses”):

Fund		Summary Prospectuses
Income Opportunity Fund	o	A Class Shares Summary Prospectus, dated March 1, 2021 (the “Income Opportunity A Class Summary Prospectus”)
	o	C Class Shares Summary Prospectus, dated March 1, 2021 (the “Income Opportunity C Class Summary Prospectus”)
	o	Institutional Shares Summary Prospectus, dated March 1, 2021 (the “Income Opportunity Institutional Summary Prospectus”)
Quality SMidCap Fund	o	Institutional Shares Summary Prospectus, dated March 1, 2021 (the “Quality SMidCap Institutional Summary Prospectus”)
	o	Ultra Shares Summary Prospectus, dated March 1, 2021 (the “Quality SMidCap Ultra Shares Summary Prospectus”)

•	The Statement of Additional Information for the Funds dated March 1, 2021 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

I.	The Prospectuses and the SAI are hereby amended and supplemented as follows to reflect a reduction in the maximum annual operating expense limit for the Income Opportunity Fund:

1.	The “Annual Fund Operating Expenses” and “Example” sections of the Income Opportunity Institutional Summary Prospectus and the corresponding section of the Institutional Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses[1]	0.89%
Less Fee Reductions and/or Expense Reimbursements	(0.05)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%

[1]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the Fund’s Institutional Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses in each period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$279	$488	$1,091

2.	The “Annual Fund Operating Expenses” and “Example” sections of the Income Opportunity A Class Summary Prospectus and the corresponding section of the A Class Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

A Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.14%
Less Fee Reductions and/or Expense Reimbursements[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.09%

[1]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.09% of the Fund’s A Class Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses in each period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$408	$647	$904	$1,640

3.	The “Annual Fund Operating Expenses” and “Example” sections of the Income Opportunity C Class Summary Prospectus and the corresponding section of the C Class Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

C Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.90%
Less Fee Reductions and/or Expense Reimbursements[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.84%

1	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.84% of the Fund’s C Class Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses in each period).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$287	$591	$1,021	$2,217

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years	5 Years	10 Years
$187	$591	$1,021	$2,217

4.	In the section of the Institutional Prospectus titled “Investment Adviser,” the table with respect to the contractual Expense Limitation Agreement for the Income Opportunity Fund and the sentence immediately below such table are hereby deleted and replaced with the following:

Westwood Quality Value Fund	0.65%
Westwood Quality SMidCap Fund	0.88%
Westwood Quality SmallCap Fund	0.99%
Westwood Income Opportunity Fund	0.84%

The above contractual fee waivers shall continue in effect until, but may be terminated by the Adviser effective, February 28, 2022 with respect to the Westwood Quality Value Fund, Westwood Quality SMidCap Fund and Westwood Quality SmallCap Fund, and April 30, 2022 with respect to the Westwood Income Opportunity Fund.

5.	In the section of the A Class Prospectus titled “Investment Adviser,” the table with respect to the contractual Expense Limitation Agreement for the Income Opportunity Fund and the sentence immediately below such table are hereby deleted and replaced with the following:

Westwood Quality Value Fund	0.90%
Westwood Quality SmallCap Fund	1.04%
Westwood Income Opportunity Fund	1.09%

The above contractual fee waivers shall continue in effect until, but may be terminated by the Adviser effective, February 28, 2022 with respect to the Westwood Quality Value Fund and Westwood Quality SmallCap Fund, and April 30, 2022 with respect to the Westwood Income Opportunity Fund.

6.	In the section of the C Class Prospectus titled “Investment Adviser,” the table with respect to the contractual Expense Limitation Agreement for the Income Opportunity Fund and the sentence immediately below such table are hereby deleted and replaced with the following:

Westwood Quality Value Fund	1.65%
Westwood Quality SmallCap Fund	1.79%
Westwood Income Opportunity Fund	1.84%

The above contractual fee waivers shall continue in effect until, but may be terminated by the Adviser effective, February 28, 2022 with respect to the Westwood Quality Value Fund and Westwood Quality SmallCap Fund, and April 30, 2022 with respect to the Westwood Income Opportunity Fund.

7.	In the section of the SAI titled “The Adviser,” the table with respect to the contractual Expense Limitation Agreement and the sentence immediately below such table are hereby deleted and replaced with the following:

Fund	Share Class	Expense Cap
Westwood Quality Value Fund	Institutional Shares	0.65%[1]
	A Class Shares	0.90%[1]
	C Class Shares	1.65%
Westwood Quality SMidCap Fund	Institutional Shares	0.88%[2]
	Ultra Shares	0.68%
Westwood Quality SmallCap Fund	Institutional Shares	0.99%[3]
	A Class Shares	1.04%
	C Class Shares	1.79%
	Ultra Shares	0.79%[4]
Westwood Income Opportunity Fund	Institutional Shares	0.84%[5]
	A Class Shares	1.09%[5]
	C Class Shares	1.84%[5]

1	Prior to November 15, 2017, the Expense Cap for the Westwood Quality Value Fund was 0.75% for Institutional Shares and 1.00% for A Class Shares.

2	Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood Quality SMidCap Fund was 1.25%.

3	Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood Quality SmallCap Fund was 1.10%.

4	Prior to November 2, 2020, the Expense Cap for Ultra Shares of the Westwood Quality SmallCap Fund was 0.84%.

5	Prior to April 22, 2021, the Expense Cap for the Westwood Income Opportunity Fund was 0.90% for Institutional Shares, 1.15% for A Class Shares and 1.90% for C Class Shares.

The above contractual fee waivers shall continue in effect until, but may be terminated by the Adviser effective, February 28, 2022 with respect to the Westwood Quality Value Fund, Westwood Quality SMidCap Fund and Westwood Quality SmallCap Fund, and April 30, 2022 with respect to the Westwood Income Opportunity Fund.

II.	Effective immediately, Kyle Martin, CFA of Westwood Management Corp. is now Co-Portfolio Manager of the Quality SMidCap Fund. Mr. Martin, along with current Co-Portfolio Managers Prashant Inamdar, William Costello and Grant L. Taber, will be jointly and primarily responsible for the day to day management of the Quality SMidCap Fund. Accordingly, the Prospectuses and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Quality SMidCap Ultra Shares Summary Prospectus and Quality SMidCap Institutional Summary Prospectus, and the corresponding sections of the Ultra Shares Prospectus and Institutional Prospectus, the following disclosure is hereby added:

Mr. Kyle Martin, CFA, Vice President, Research Analyst, has managed the Fund since 2021.

2.	In the “Portfolio Managers” section of the Ultra Shares Prospectus and Institutional Prospectus, the following paragraph is hereby added:

Mr. Kyle Martin, CFA, joined the Adviser in 2016 and currently serves as Associate Vice President and Research Analyst responsible for coverage of Banks, Brokers, Exchanges and Autos. He is also a member of the Financials research group and Technology/Industrials research group. He previously served as a Research Associate supporting the Financials and Energy/Materials research groups. Prior to joining the Adviser, Mr. Martin served as a financial analyst at Fidelity Investments. Mr. Martin earned his MBA in Finance from Southern Methodist University Cox School of Business. He earned his BBA in Finance from Texas Tech University. Mr. Martin is a member of the CFA Institute. He has served on the portfolio team for the Westwood Quality SMidCap Fund since 2021. Mr. Martin participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Martin has more than 8 years of investment experience.

3.	In the section of the SAI titled “The Portfolio Managers,” under the subsection titled “Fund Shares Owned by the Portfolio Managers” the following information is hereby added to the table:

Name	Dollar Range of Fund Shares Owned
Kyle Martin, CFA*	$ 10,001–$50,000 (Westwood Quality SMidCap Fund, Institutional Shares)

*	Valuation date is March 31, 2021.

4.	In the section of the SAI titled “The Portfolio Managers,” under the subsection titled “Other Accounts” the following information is added to the table:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Kyle Martin, CFA**	0	$0	0	$0	3	$0.2

**	Valuation date is March 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WHG-SK-083-0100